Document and Entity Information (DEI) Document	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	ANGLOGOLD ASHANTI LTD,
Entity Central Index Key	0001067428
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Filler Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	415,301,215